Debt, Revolving Credit Facilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Revolving credit
Borrowing rate, description	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
Revolving credit facility
Revolving credit
Maximum borrowing capacity	$ 300.0
Letters of credit outstanding	0.2
Letters of credit available for use	299.8
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread	0.38%
LIBOR	0.21%	[1]
Contractual spread	1.25%	[1]
Range of commitment fees on amount available for use	1.46%	[1]
Fees incurred, amount	1.1		1.2	3.8
Agreement date	Dec. 17, 2010
Maturity date	Dec. 17, 2017
Debt issuance costs, net of accumulated amortization	$ 3.4
Revolving credit facility | Minimum
Revolving credit
Range of commitment fees on amount available for use	0.13%	[2]
Revolving credit facility | Maximum
Revolving credit
Range of commitment fees on amount available for use	0.30%	[2]

[1]	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
[2]	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.